Consolidated Statements of Shareholders' Equity and Redeemable Noncontrolling Interest - USD ($) $ in Thousands		Total		Common Stock [Member]	Additional Paid-in Capital [Member]		Subscriptions Receivables [Member]		AOCI Attributable to Parent [Member]		Accumulated Deficit [Member]		Redeemable Noncontrolling Interest [Member]		Noncontrolling Interest [Member]
Balance, temporary equity at Mar. 31, 2019													$ 50,130
Balance at Mar. 31, 2019		$ 887,169		$ 0	$ 3,024,172		$ 0		$ 2,518		$ (2,309,737)				$ 170,216
Balance, shares at Mar. 31, 2019				624,904,938
Issuance of subsidiary warrants		907													907
Cash contributions to majority-owned subsidiaries					(4,699)										4,699
Issuance of subsidiary convertible and redeemable preferred stock, net													27,491
Purchase of subsidiary convertible and redeemable preferred stock		(77,777)			(77,777)								(55,130)
Issuance of subsidiary common shares, net		117,658			59,052										58,606
Issuance of subsidiary common shares to the Company					(9,962)										9,962
Purchase of subsidiary common shares		(65,544)			(62,913)										(2,631)
Exercise of subsidiary stock options		1,407			875										532
Issuance of the Company's common shares		999,193			999,193
Issuance of the Company's common shares, shares				78,867,360
Repurchase of common shares and other equity instruments		(990,014)			(990,014)
Repurchase of common shares and other equity instruments, shares				(74,986,605)
Sale of interests in subsidiaries		(43,398)													(43,398)
Issuance of equity by subsidiary upon Business Combination and recapitalization		104,686			69,379										35,307
Issuance of equity by subsidiary to the Company upon Business Combination and recapitalization					(2,559)										2,559
Conversion of subsidiary convertible promissory notes		33,087			21,928										11,159
Issuance of equity instruments		24,842			24,842
Settlement in equity of liability-classified instruments		13,119			13,119
Share-based compensation, shares				(6,645)
Deconsolidation of subsidiary		(46,483)													(46,483)
Share-based compensation		122,572			79,103										43,469
Foreign currency translation adjustment		(5,536)							(4,867)						(669)
Net loss (income)		1,010,316									1,200,509				(190,193)
Balance, temporary equity at Mar. 31, 2020													22,491
Balance at Mar. 31, 2020		2,086,204	[1],[2]	$ 0	3,143,739	[2]	0		(2,349)	[2]	(1,109,228)	[2]	22,491	[2]	54,042	[2]
Balance, shares at Mar. 31, 2020	[2]			628,779,048
Cash contributions to majority-owned subsidiaries	[2]	0			(149)										149
Issuance of subsidiary common shares, net	[2]	181,180			104,581										76,599
Issuance of subsidiary common shares to the Company	[2]	0			(6,342)										6,342
Exercise of subsidiary stock options	[2]	63			36										27
Deconsolidation of subsidiary	[2]	(3,054)													(3,054)
Repurchase of equity awards	[2]	(113)			(113)										0
Share-based compensation	[2]	14,278			9,285										4,993
Foreign currency translation adjustment	[2]	(820)							(854)						34
Net loss (income)	[2]	(7,977)									(3,243)				(4,734)
Balance at Jun. 30, 2020	[2]	2,269,761			3,251,037				(3,203)		(1,112,471)		22,491		134,398
Balance, shares at Jun. 30, 2020	[2]			628,779,048
Balance, temporary equity at Mar. 31, 2020													22,491
Balance at Mar. 31, 2020		2,086,204	[1],[2]	$ 0	3,143,739	[2]	0		(2,349)	[2]	(1,109,228)	[2]	22,491	[2]	54,042	[2]
Balance, shares at Mar. 31, 2020	[2]			628,779,048
Net loss (income)		(337,072)
Balance at Dec. 31, 2020	[2]	2,171,268			3,383,618				(10,077)		(1,408,898)		22,491		206,625
Balance, shares at Dec. 31, 2020	[2]			630,166,529
Balance, temporary equity at Mar. 31, 2020													22,491
Balance at Mar. 31, 2020		2,086,204	[1],[2]	$ 0	3,143,739	[2]	0		(2,349)	[2]	(1,109,228)	[2]	22,491	[2]	54,042	[2]
Balance, shares at Mar. 31, 2020	[2]			628,779,048
Cash contributions to majority-owned subsidiaries					(1,642)										1,642
Issuance of subsidiary common shares, net		456,097			324,995		(100,000)								231,102
Issuance of subsidiary common shares to the Company					(11,692)										11,692
Issuance of the Company's common shares		301,744		$ 0	301,744		0		0		0		0		0
Issuance of the Company's common shares, shares				21,077,155
Exercise of subsidiary stock options and vesting of subsidiary restricted stock units		907			522										385
Share-based compensation, shares				1,720,090
Deconsolidation of subsidiary		(3,054)													(3,054)
Consolidation of unconsolidated entity		9,178													9,178
Repurchase of equity awards		(113)			(113)
Share-based compensation		84,958			57,252										27,706
Foreign currency translation adjustment		3,826							3,794						32
Net loss (income)		(900,233)									(809,234)				(90,999)
Balance, temporary equity at Mar. 31, 2021													22,491
Balance at Mar. 31, 2021		2,039,514	[1],[2]	$ 0	3,814,805	[2]	(100,000)	[2]	1,445	[2]	(1,918,462)	[2]	22,491	[2]	241,726	[2]
Balance, shares at Mar. 31, 2021	[2]			651,576,293
Balance at Jun. 30, 2020	[2]	2,269,761			3,251,037				(3,203)		(1,112,471)		22,491		134,398
Balance, shares at Jun. 30, 2020	[2]			628,779,048
Cash contributions to majority-owned subsidiaries	[2]	0			(124)										124
Issuance of subsidiary common shares, net	[2]	175,917			101,418										74,499
Issuance of subsidiary common shares to the Company	[2]	0			(5,318)										5,318
Exercise of subsidiary stock options	[2]	119			69										50
Consolidation of unconsolidated entity	[2]	9,178													9,178
Transfer (from) to noncontrolling interest	[2]				(255)										255
Share-based compensation	[2]	13,914			8,208										5,706
Foreign currency translation adjustment	[2]	(1,034)							(1,068)						34
Net loss (income)	[2]	(53,498)									(35,398)				(18,100)
Balance at Sep. 30, 2020	[2]	2,414,357			3,355,035				(4,271)		(1,147,869)		22,491		211,462
Balance, shares at Sep. 30, 2020	[2]			628,779,048
Exercise of subsidiary stock options	[2]	725			417										308
Issuance of the Company's common shares	[2]	20,000			20,000
Issuance of the Company's common shares, shares	[2]			1,387,481
Transfer (from) to noncontrolling interest	[2]	0			(73)										73
Share-based compensation	[2]	17,324			8,239										9,085
Foreign currency translation adjustment	[2]	(5,541)							(5,806)		0				265
Net loss (income)	[2]	(275,597)									(261,029)				(14,568)
Balance at Dec. 31, 2020	[2]	2,171,268			3,383,618				(10,077)		(1,408,898)		22,491		206,625
Balance, shares at Dec. 31, 2020	[2]			630,166,529
Balance at Mar. 31, 2021		2,039,514	[1],[2]	$ 0	3,814,805	[2]	(100,000)	[2]	1,445	[2]	(1,918,462)	[2]	22,491	[2]	241,726	[2]
Balance, shares at Mar. 31, 2021	[2]			651,576,293
Issuance of subsidiary warrants	[2]	2,075			2,051										24
Cash contributions to majority-owned subsidiaries	[2]	0			(2,973)										2,973
Share-based compensation	[2]	19,269			11,091										8,178
Foreign currency translation adjustment	[2]	(2,439)							(2,652)						213
Net loss (income)	[2]	(101,078)									(82,183)				(18,895)
Balance at Jun. 30, 2021	[2]	1,957,341			3,824,974		(100,000)		(1,207)		(2,000,645)		22,491		234,219
Balance, shares at Jun. 30, 2021	[2]			651,576,293
Balance, temporary equity at Mar. 31, 2021													22,491
Balance at Mar. 31, 2021		2,039,514	[1],[2]	$ 0	3,814,805	[2]	(100,000)	[2]	1,445	[2]	(1,918,462)	[2]	22,491	[2]	241,726	[2]
Balance, shares at Mar. 31, 2021	[2]			651,576,293
Net loss (income)		(632,803)
Balance at Dec. 31, 2021	[2]	2,247,262			4,360,452				(1,070)		(2,493,662)		22,491		381,542
Balance, shares at Dec. 31, 2021	[2]			692,012,183
Balance at Jun. 30, 2021	[2]	1,957,341			3,824,974		(100,000)		(1,207)		(2,000,645)		22,491		234,219
Balance, shares at Jun. 30, 2021	[2]			651,576,293
Issuance of the Company's common shares upon closing of Business Combination and PIPE Financing, net of issuance costs	[2]	129,097			129,097
Issuance of the Company's common shares upon closing of Business Combination and PIPE Financing, net of issuance costs (in shares)	[2]			32,372,478
Issuance of the Company's common shares related to settlement of transaction consideration (in shares)	[2]			840,398
Issuance of subsidiary preferred shares	[2]	70,000													70,000
Issuance of subsidiary common and preferred shares to the Company	[2]	0			(52,189)										52,189
Payment of subscription receivable	[2]	100,000			(40,000)		$ 100,000								40,000
Cash contributions to majority-owned subsidiaries	[2]	0			(2,590)										2,590
Repurchase of equity awards	[2]	(2,247)													(2,247)
Share-based compensation	[2]	397,312			386,568										10,744
Foreign currency translation adjustment	[2]	2,545							2,488						57
Net loss (income)	[2]	(225,640)									(208,481)				(17,159)
Balance at Sep. 30, 2021	[2]	2,428,408			4,245,860				1,281		(2,209,126)		22,491		390,393
Balance, shares at Sep. 30, 2021	[2]			684,789,169
Cash contributions to majority-owned subsidiaries	[2]	0			(1,175)										1,175
Issuance of the Company's common shares	[2]	56,116			56,116
Issuance of the Company's common shares, shares	[2]			7,223,014
Share-based compensation	[2]	71,216			59,651										11,565
Foreign currency translation adjustment	[2]	(2,393)							(2,351)		0				(42)
Net loss (income)	[2]	(306,085)									(284,536)				(21,549)
Balance at Dec. 31, 2021	[2]	$ 2,247,262			$ 4,360,452				$ (1,070)		$ (2,493,662)		$ 22,491		$ 381,542
Balance, shares at Dec. 31, 2021	[2]			692,012,183

[1]	Retroactively restated for the stock subdivision as described in Note 1.
[2]	Retroactively restated for the stock subdivision as described in Note 3.